American
     General
          FINANCIAL GROUP
2929 Allen Parkway (A40-04), Houston, Texas 77019

                                                                                                                                        Pauletta P. Cohn
                                                                                                                                        Deputy General Counsel
                                                                                                                                        Direct Line (713) 831-1230
                                                                                                                                        FAX (713) 620-3878
                                                                                                                                        E-mail: pcohn@aglife.com

                                                                             May 4, 2001

BY EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:

The Variable Annuity Life Insurance Company ("VALIC") and
The Variable Annuity Life Insurance Company
Separate Account A ("Registrant")
Product: Portfolio Director - Fixed and Variable Annuity
File Nos: 33-75292 and 811-3240
CIK No. 0000354912

Dear Ladies and Gentlemen:

            As Deputy General Counsel of American General Retirement Services and counsel to VALIC, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

            Registrant hereby certifies that:

(1)

the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

(2)	the Amendment, which is designated as Post-Effective Amendment No. 19 under the 1933 Act and as Amendment No. 71 under the Investment Company Act of 1940, was filed electronically on April 27, 2001.

            Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-1230.

                                                                           Very truly yours,

                                                                            /s/ PAULETTA P. COHN

                                           American General Life Companies
                                                     2929 Allen Parkway, Houston, TX 77019